Capital management section (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Capital adequacy assessment
ING Group capital position
	(fully-loaded)		(phased-in)
	2017	2016	2017	2016
Shareholders’ equity	48,429	47,257	48,429	47,257
Differences IFRS-IASB and IFRS-EU1	1,977	2,536	1,977	2,536
– Interim profit not included in CET1 capital[2]	–1,670	–1,629	–1,670	–1,629
– Other adjustments	–3,186	–3,596	–3,154	–3,698

Regulatory adjustments	–4,856	–5,225	–4,825	–5,327

Available common equity Tier 1 capital	45,550	44,568	45,581	44,466
Additional Tier 1 securities[3]	5,137	7,706	5,137	7,706
Regulatory adjustments additional Tier 1	42	0	–393	–809

Available Tier 1 capital	50,729	52,274	50,326	51,364
Supplementary capital Tier 2 bonds[4]	11,086	9,488	11,086	9,488
Regulatory adjustments Tier 2	–2,517	109	–4,001	–86

Available Total capital[5]	59,298	61,871	57,410	60,765
Risk weighted assets	309,887	314,325	309,887	314,325
Common equity Tier 1 ratio	14.70%	14.18%	14.71%	14.15%
Tier 1 ratio	16.37%	16.63%	16.24%	16.34%

Total capital ratio	19.14%	19.68%	18.53%	19.33%

1	Capital measures exclude the difference between IFRS-EU and IFRS-IASB as capital measures are based on IFRS-EU as primary accounting basis for statutory and regulatory deductions.
2	The interim profit not included in CET1 capital as per 31 December 2017 (EUR 1,670 million) includes EUR 44 million for 4Q2017 (YTD 4Q2017: EUR 2,603 million) minus a ING Group interim dividend payment of EUR 933 million, which was paid out in 3Q2017.
3	Including EUR 2,691 million which is CRR/CRD IV-compliant (4Q2016: EUR 3,052 million) and EUR 2,446 million to be replaced as capital recognition is subject to CRR/CRD IV grandfathering rules (4Q2016: EUR 4,654 million).
4	Including EUR 8,995 million which is CRR/CRD IV-compliant (4Q2016: EUR 7,347 million), and EUR 2,091 million to be replaced (by Group instruments) as capital recognition is subject to CRR/CRD IV grandfathering rules (4Q2016: EUR 2,141 million).
5	Regulatory adjustments include the interpretation of the EBA Q&A published on 3 November 2017.

ING Bank NV capital position according to CRR/CRD IV
	(fully-loaded)		(phased-in)
	2017	2016	2017	2016
Shareholders’ equity	41,685	41,004	41,685	41,004
Differences IFRS-IASB and IFRS-EU1	1,977	2,536	1,977	2,536
Interim profit not included in CET1 capital	–44	–617	–44	–617
Other adjustments	–3,043	–3,548	–3,017	–3,661

Regulatory adjustments	–3,087	–4,165	–3,061	–4,278

Available common equity Tier 1 capital	40,576	39,375	40,602	39,262
Additional Tier 1 securities[2]	4,989	6,496	4,989	6,496
Regulatory adjustments additional Tier 1	53	0	–374	–798

Available Tier 1 capital	45,618	45,871	45,217	44,960
Supplementary capital Tier 2 bonds[3]	11,086	9,488	11,086	9,488
Regulatory adjustments Tier 2	47	109	–44	–86

Available Total capital	56,751	55,467	56,259	54,362
Risk weighted assets	309,287	312,086	309,287	312,086
Common equity Tier 1 ratio	13.12%	12.62%	13.13%	12.58%
Tier 1 ratio	14.75%	14.70%	14.62%	14.41%
Total capital ratio	18.35%	17.77%	18.19%	17.42%

[1]	Capital measures exclude the difference between IFRS-EU and IFRS-IASB as capital measures are based on IFRS-EU as primary accounting basis for statutory and regulatory deductions.
[2]	Including EUR 3,123 million which is CRR/CRD IV-compliant (4Q2016 EUR 3,542 million), and EUR 1,866 million to be replaced as capital recognition is subject to CRR/CRD IV grandfathering rules (4Q2016 EUR 2,954 million).
[3]	Including EUR 8,995 million which is CRR/CRD IV-compliant (4Q2016 EUR 7,347 million), and EUR 2,091 million to be replaced as capital recognition is subject to CRR/CRD IV grandfathering rules (4Q2016 EUR 2,141 million).

Main credit ratings

Ratings
Main credit ratings of ING at 31 December 2017
	Standard & Poor’s		Moody’s		Fitch
	Rating	Outlook	Rating	Outlook	Rating	Outlook
ING Groep N.V.
– long-term	A-	Stable	Baa1	Stable	A+	Stable
ING Bank N.V.
– long-term	A+	Stable	Aa3	Stable	A+	Stable
– short-term	A-1		P-1		F1